Stock-Based Compensation (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Summary of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance	3.9
Nonvested, Weighted-Average Fair Value, Beginning Balance	$ 22.49	[1]
Granted, Shares	1.2
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$ 30.43	[1]	$ 20.61		$ 23.31
Forfeited, Shares	(0.1)
Forfeited, Weighted-Average Fair Value	$ 27.27	[1]
Vested, Shares	(1.5)
Vested, Weighted-Average Fair Value	$ 17.82	[1]
Restricted Stock Units, Nonvested shares, Ending Balance	3.5		3.9
Nonvested, Weighted-Average Fair Value, Ending Balance	$ 27.16	[1]	$ 22.49	[1]

[1]	Performance-based shares are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other shares are valued at the grant-date market price or the grant-date market price less dividends projected to be paid over the vesting period. Restricted stock units generally vest after three years.